Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	2018 £m	2017 Restated £m
Trade receivables	1,829	1,682
Loss allowance	(87)	(79)
	1,742	1,603
Prepayments and accrued income	224	219
Net finance lease receivable	49	57
Total	2,015	1,873

Summary of Movements in Loss Allowance for Expected Credit Losses

Trade receivables are stated net of a loss allowance for expected credit losses. The movements in the loss allowance during the year were as follows:

	2018 £m	2017 £m
At start of year	79	56
Charge for the year	14	39
Trade receivables written off	(8)	(15)
Exchange translation differences	2	(1)
At end of year	87	79